Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 64,627	¥ 73,401
Ending balance	88,273	64,627
Interest income recognized during the reporting period	284	555
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,747	2,367
Consumer borrowers | Japan Real Estate Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,693	1,824
Ending balance	1,899	1,693
Interest income recognized during the reporting period	126	235
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	194	41
Consumer borrowers | Overseas Real Estate Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	547	475
Ending balance	941	547
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	7	0
Consumer borrowers | Japan Card Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,367	503
Ending balance	1,938	1,367
Interest income recognized during the reporting period	16	28
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Japan Other
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	5,429	2,391
Ending balance	6,746	5,429
Interest income recognized during the reporting period	101	170
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	8	10
Consumer borrowers | Overseas Other
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,105	519
Ending balance	1,423	1,105
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	4	0
Corporate borrowers | Overseas Non Recourse Loans
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,248	8,787
Ending balance	3,556	3,248
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Japan real estate companies
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	219	351
Ending balance	206	219
Interest income recognized during the reporting period	23	51
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	8	13
Corporate borrowers | Overseas real estate companies
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	12,804	20,879
Ending balance	21,927	12,804
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Japan commercial, industrial companies
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,118	1,267
Ending balance	822	1,118
Interest income recognized during the reporting period	18	71
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	158	190
Corporate borrowers | Overseas commercial, industrial companies and other
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	20,470	18,634
Ending balance	27,936	20,470
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,368	2,113
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	16,627	17,771
Ending balance	20,879	16,627
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0